Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22504

Clark Fork Trust

 (Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

 (Address of Principal Executive Offices)  (Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (406) 541-0130

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Item 1.  Reports to Stockholders.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

TARKIO FUND

(TARKX)

CLARK FORK TRUST

SEMI-ANNUAL REPORT

November 30, 2013

(Unaudited)

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

TARKIO FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

Tarkio Fund
Schedule of Investments
November 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 99.64%

Arrangement of Transportation of Freight & Cargo - 5.24%
21,875	Expeditors International of Washington, Inc.	$ 950,250

Beverages - 3.22%
14,550	The Coca Cola Co.	584,764

Computer & Office Equipment - 0.77
775	International Business Machines Corp.	139,252

Drawing & Insulation of Nonferrous Wire - 5.78%
61,425	Corning, Inc.	1,049,139

Fire, Marine & Casualty Insurance - 3.03%
4,125	Berkshire Hathaway, Inc. Class B *	480,686
125	Markel Corp. *	69,660
		550,346
Food & Kindred Products - 2.78%
13,050	Campbell Soup Co.	505,426

Industrial Instruments for Measurement, Display & Control - 6.22%
34,250	Cognex Corp. *	1,128,537

Industrial Trucks, Tractors, Trailers & Stackers - 5.93%
29,625	Terex Corp. *	1,075,980

Instruments for Measuring & Testing of Electricity & Electrical Signals - 2.40%
8,125	Agilent Technologies, Inc.	435,256

Land Subdividers & Developers (No cemeteries) - 3.36%
34,425	The St. Joe Co. *	610,700

Motor Vehicle Parts & Accessories - 5.18%
31,525	Gentex Corp.	939,760

National Commercial Banks - 3.91%
8,650	Wells Fargo & Co.	380,773
4,325	WSFS Financial Corp.	328,441
		709,214
Office Furniture - 2.54%
14,450	Herman Miller, Inc.	461,099

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.76%
9,675	The Valspar Corp.	683,152

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 2.95%
8,525	Rogers Corp. *	535,455

Retail-Grocery Stores - 4.29%
13,750	Whole Foods Market, Inc.	778,250

Retail-Variety Stores - 3.33%
4,825	Costco Wholesale Corp.	605,200

Security Brokers, Dealers & Flotation Companies - 3.13%
16,925	SEI Investments Co.	568,342

Semiconductors & Related Devices - 7.56%
575	Finisar Corp. *	11,897
73,825	JDS Uniphase Corp. *	896,236
205,175	Oclaro, Inc. *	463,696
		1,371,829
Services-Business Services, NEC - 2.63%
15,375	Total System Services, Inc.	477,394

Services-Computer Integrated Systems Design - 2.99%
9,450	Cerner Corp. *	543,091

Services-Prepackaged Software - 5.03%
10,800	Microsoft Corp.	411,804
16,050	National Instruments Corp.	501,723
		913,527
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.98%
7,050	Nucor Corp.	359,973

Telephone & Telegraph Apparatus - 1.00%
8,150	Ciena Corp. *	181,011

Telephone Communications (No Radiotelephone) - 8.99%
53,625	Level 3 Communications Inc. *	1,631,272

Textile Mill Products - 1.64%
14,800	Interface, Inc.	296,740

TOTAL FOR COMMON STOCK (Cost $13,462,054) - 99.64%		18,084,959

SHORT TERM INVESTMENTS - 0.27%
49,602	Fidelity Institutional Money Market Portfolio 0.08% ** (Cost $49,602)	49,602

TOTAL INVESTMENTS (Cost $13,511,656) - 99.91%		18,134,561

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.09%		16,447

NET ASSETS - 100.00%		$ 18,151,008

* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at November 30, 2013.
The accompanying notes are an integral part of these financial statements.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

Tarkio Fund
Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $13,511,656)	$ 18,134,561
Cash	1,450
Receivables:
Dividends and Interest	29,712
Total Assets	18,165,723
Liabilities:
Payables:
Accrued Adviser Fees	11,036
Accrued Service Fees	3,679
Total Liabilities	14,715
Net Assets	$ 18,151,008

Net Assets Consist of:
Paid In Capital	$ 13,630,641
Accumulated Undistributed Net Investment Income	3,246
Accumulated Net Realized Loss on Investments	(105,784)
Net Unrealized Appreciation in Value of Investments	4,622,905
Net Assets, for 1,398,051 Shares Outstanding (unlimited shares authorized)	$ 18,151,008

Net asset value, offering price, and redemption price per share	$ 12.98

The accompanying notes are an integral part of these financial statements.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

Tarkio Fund
Statement of Operations
For the Six Months Ended November 30, 2013 (Unaudited)

Investment Income:
Dividends	$ 82,973
Interest	53
Total Investment Income	83,026

Expenses:
Advisory Fees (Note 3)	77,548
Service Fees (Note 3)	19,387
Total Expenses	96,935
Advisory Fees Waived (Note 3)	(19,387)
Net Expenses	77,548

Net Investment Income	5,478

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	57,372
Net Change in Unrealized Appreciation on Investments	2,601,558
Realized and Unrealized Gain on Investments	2,658,930

Net Increase in Net Assets Resulting from Operations	$ 2,664,408

The accompanying notes are an integral part of these financial statements.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

Tarkio Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2013	5/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 5,478	$ 40,424
Net Realized Gain (Loss) on Investments	57,372	(141,287)
Unrealized Appreciation on Investments	2,601,558	2,274,046
Net Increase in Net Assets Resulting from Operations	2,664,408	2,173,183

Distributions to Shareholders:
Net Investment Income	-	(39,476)
Realized Gains	-	(20,081)
Total Dividends and Distributions Paid to Shareholders	-	(59,557)

Capital Share Transactions (Note 4):
Proceeds from Sale of Shares	2,657,522	4,990,492
Shares Issued on Reinvestment of Dividends	-	59,557
Cost of Shares Redeemed	(190,408)	(222,041)
Net Increase in Net Assets from Shareholder Activity	2,467,114	4,828,008

Net Assets:
Net Increase in Net Assets	5,131,522	6,941,634
Beginning of Period	13,019,486	6,077,852
End of Period (Including Accumulated Undistributed	$ 18,151,008	$ 13,019,486
Net Investment Income (Loss) of $3,246 and $(2,232), respectively)

The accompanying notes are an integral part of these financial statements.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

Tarkio Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended	(a)
	11/30/2013		5/31/2013	5/31/2012

Net Asset Value, at Beginning of Period	$ 10.99		$ 8.86	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	-	(b)	0.04	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.99		2.15	(1.12)
Total from Investment Operations	1.99		2.19	(1.14)

Distributions:	-		(0.04)	-
Net Investment Income	-		(0.02)	-
Realized Gains	-		(0.06)	-
Total from Distributions

Net Asset Value, at End of Period	$ 12.98		$ 10.99	$ 8.86

Total Return **	18.11%	†	24.82%	(11.40)%	†

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 18,151		$ 13,019	$ 6,078
Before Waivers
Ratio of Expenses to Average Net Assets	1.25%	***	1.25%	1.25%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.18%	***	0.30%	(0.25)%	***
After Waivers
Ratio of Expenses to Average Net Assets	1.00%	***	1.11%	1.18%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.07%	***	0.44%	(0.18)%	***
Portfolio Turnover	5.76%	†	11.09%	16.90%	†

(a) The Fund commenced operations on June 28, 2011.
(b) Amount calculated is less than $0.005.
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized
† Not Annualized
The accompanying notes are an integral part of these financial statements.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2013 (UNAUDITED)

1.    ORGANIZATION

The Clark Fork Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”) and is organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 28, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Tarkio Fund (the “Fund”).  The Fund is a non-diversified fund.  The investment adviser to the Fund is Front Street Capital Management, Inc. (the “Adviser”).

The Fund’s investment objective is long term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

SECURITIES VALUATIONS:  All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as Level 2 or Level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2013:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 18,084,959	$ 0	$ 0	$ 18,084,959
Short-Term Investments	49,602	0	0	49,602
Total	$ 18,134,561	$ 0	$ 0	$ 18,134,561

* See the Schedule of Investments for categories by industry.

There were no transfers into or out the levels during the six months ended November 30, 2013. The Fund considers transfers into and out of the levels as of the end of the reporting period.

The Fund did not hold any Level 3 assets during the six months ended November 30, 2013. For more detail on the investments, please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the six months ended November 30, 2013.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended November 30, 2013, related to uncertain tax positions taken in the Fund’s 2012 tax return or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

OTHER:  The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Front Street Capital Management, Inc. serves as investment adviser to the Fund.  Subject to the authority of the Board, the Adviser is responsible for management of the Fund's investment portfolio.  The Adviser is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund during the term of the Investment Advisory Agreement (“Agreement”). Since February 2, 2012, the Adviser had voluntarily agreed to reduce its initial management fee of 1.00% to the levels and for the time periods noted below:

Effective Dates of Voluntary Waiver	Management Fee (as a percentage of average daily net assets of the Fund)
February 2, 2012 – April 8, 2012	0.95%
April 9, 2012 – December 18, 2012	0.90%
December 19, 2012 – May 6, 2013	0.85%
May 7, 2013 – July 29, 2013	0.75%

Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement, the Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.  For the six months ended November 30, 2013, the Adviser earned $77,548 in Advisory fees.  At November 30, 2013, the Fund owed the Adviser $11,036.  The Adviser has voluntarily agreed to waive a portion of its Advisory fees as noted above.  These waivers may be discontinued at any time.  For the six months ended November 30, 2013, the Adviser voluntarily waived $19,387 in advisory fees. The voluntarily waived fees are not subject to be recouped.

The Fund entered into a Services Agreement with the Adviser.  Under the Services Agreement, the Adviser receives an additional fee of 0.25% of the average daily net assets of the Fund and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.  For the six months ended November 30, 2013, the Fund incurred $19,387 in service fees.  At November 30, 2013, the Fund owed $3,679 in service fees to the Adviser.

4.  CAPITAL SHARE TRANSACTIONS

At November 30, 2013, paid in capital amounted to $13,630,641 of the Fund. Transactions in capital stock were as follows:

	Six months ended November 30, 2013		Year ended May 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	229,186	$ 2,657,522	515,701	$ 4,990,492
Shares issued in reinvestment of dividends	-	-	6,146	59,557
Shares redeemed	(15,562)	(190,408)	(23,099)	(222,041)
Net increase	213,624	$ 2,467,114	498,748	$ 4,828,008

5.  INVESTMENT TRANSACTIONS

For the six months ended November 30, 2013, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 3,588,040

Sales

Investment Securities                          $    880,873

As of November 30, 2013, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 4,754,223
Gross (Depreciation)	(131,318)
Net Appreciation on Investments	$ 4,622,905

At November 30, 2013, the aggregate cost of securities for federal income tax purposes was $13,511,656.

6.  DISTRIBUTIONS TO SHAREHOLDERS

As of the fiscal period ended May 31, 2013, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income       $              -

Late Year Losses

                                       (2,232)

Undistributed Gains                                92,574

Unrealized Appreciation                   1,765,617

                                                            $1,855,959

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and post-October losses of $222,214.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the year ended May 31, 2013 and period ended May 31, 2012 were as follows:

	2013	2012
Ordinary Income	$ 59,557	$ -
Long-term Gain	$ -	$ -

The Fund did not pay any distributions for the six months ended November 30, 2013.

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of November 30, 2013, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 63% of the voting securities of the Fund.

8.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

Tarkio Fund
Expense Illustration
November 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Tarkio Fund, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2013 through November 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2013	November 30, 2013	June 1, 2013 to November 30, 2013

Actual	$1,000.00	$1,181.07	$5.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

TARKIO FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2013 (UNAUDITED)

Interested Trustees and Officers

Name, Address(1) and Age	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Russell T. Piazza (2) (58)	Chairman of the Board of Trustees and President	Indefinite Term; Since 2011	Registered Representative, Crowell Weedon & Co., 1977 to 1979. Portfolio Manager, Vice President of Investments, Piper Jaffray & Co., 1979 to 2006. Portfolio Manager, Front Street Capital Management, Inc., 2006 to Present.	1	None
Virginia Belker (48)	Chief Compliance Officer	Indefinite Term; Since 2011	Branch Administrative Manager, Piper Jaffray & Co. 2006. Branch Administrative Manager, UBS Financial Services, 2006. Chief Compliance Officer, Front Street Capital Management, Inc. 2006 to Present.	N/A	N/A
David J. Wild (33)	Vice President and Treasurer	Indefinite Term; Since 2011

Assistant Trader, Fixed Income, Bear Stearns & Co., Inc., 2006. Financial Advisor, B.C. Ziegler and Company, 2006 to 2008. Director, Appleton Group Wealth Management, 2008 to 2010. Research Analyst, Front Street Capital Management, Inc., 2010 to Present.

				N/A	N/A
John H. Lively (45)	Secretary	Indefinite Term; Since 2010

Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010; Managing Attorney, Raymond James Financial (financial services), September 2005 to March 2007; Assistant General Counsel, AIM Investments (investment advisor), October 2000 to September 2005.

				N/A	N/A

 (1) The address of each trustee and officer is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

 (2) Trustee who is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Advisor.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

Independent Trustees

Name, Address(1) and Age	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Simona Stan (49)	Independent Trustee	Indefinite Term; Since 2011	Associate Professor of Marketing and Interim Director of the MBA Program in the School of Business Administration at the University of Montana (Since 2006); Assistant Professor at University of Oregon (2001 – 2006).	1	None
Matthew Kreutz (40)	Independent Trustee	Indefinite Term; Since 2011	Manager and Member of Hunter Bay, LLC a retail and wholesale business of coffee and coffee related products, April 2007 to Present. CEO and President of T-Shirts.com, Inc., a retail and wholesale business of t-shirts and related apparel products, July 1999 to December 2010.	1	None
Michael Munsey (66)	Independent Trustee	Indefinite Term, Since May 2013	Owner, The Depot (restaurant), Missoula, Montana, founded in 1974	1	None

(1) The address of each trustee is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

TARKIO FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2013 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

INVESTMENT ADVISER

Front Street Capital Management, Inc.

218 East Front Street, Suite 205

Missoula, MT  59802

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

One Chagrin Highlands

2000 Auburn Drive Suite 120

Cleveland, OH 44122

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Tarkio Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2013 (Unaudited)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the Trust’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clark Fork Trust

By /s/ Russell T. Piazza

     Russell T. Piazza

     Chairman of the Board, Principal Executive Officer

Date: January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell T. Piazza

      Russell T. Piazza

      Chairman of the Board, Principal Executive Officer

Date January 23, 2014

By /s/ David Wild

      David Wild

      Principal Financial Officer, Treasurer

Date January 23, 2014